Other Income - Additional Information (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 USD ($)
Disclosure of Detailed Information about Other Income [Line Items]
Income from government grants related to research and development activity	$ 34
Australia [Member]
Disclosure of Detailed Information about Other Income [Line Items]
Income from government grants related to research and development activity		$ 707	$ 497